Distribution Date:	08/12/26	GS Mortgage Securities Trust 2015-GS1
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2015-GS1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services
Exchangeable Certificate Factor Detail	6		askmidlandls.com	(913) 253-9000
Additional Information	7		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
			Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	9				lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	10-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15	Operating Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	16		Attention: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	17		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	18		Bank, N.A.
Delinquency Loan Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	23		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	24	Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	25
			-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252AAA4	1.935000%	29,163,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252AAB2	3.470000%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252AAC0	3.734000%	297,565,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	36252AAD8	3.553000%	47,694,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36252AAG1	4.037000%	51,288,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.75%
B	36252AAH9	4.238000%	43,082,000.00	38,226,561.14	26,631.12	135,003.47	0.00	0.00	161,634.59	38,199,930.02	78.88%	18.50%
C	36252AAK2	4.487585%	47,184,000.00	47,184,000.00	0.00	176,451.83	0.00	0.00	176,451.83	47,184,000.00	52.80%	12.75%
D	36252AAL0	3.268000%	42,056,000.00	42,056,000.00	0.00	114,532.51	0.00	0.00	114,532.51	42,056,000.00	29.55%	7.63%
E	36252AAN6	4.487585%	20,515,000.00	20,515,000.00	0.00	14,050.79	0.00	0.00	14,050.79	20,515,000.00	18.21%	5.13%
F*	36252AAQ9	4.487585%	8,207,000.00	8,207,000.00	0.00	0.00	0.00	0.00	0.00	8,207,000.00	13.67%	4.13%
G	36252AAS5	4.487585%	33,849,932.00	24,735,285.90	0.00	0.00	0.00	0.00	0.00	24,735,285.90	0.00%	0.00%
R	36252AAU0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			820,603,933.00	180,923,847.04	26,631.12	440,038.60	0.00	0.00	466,669.72	180,897,215.92

X-A	36252AAE6	4.487585%	625,710,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	36252AAF3	0.249585%	43,082,000.00	38,226,561.14	0.00	7,950.63	0.00	0.00	7,950.63	38,199,930.02
X-D	36252AAM8	1.219585%	42,056,000.00	42,056,000.00	0.00	42,742.38	0.00	0.00	42,742.38	42,056,000.00
Notional SubTotal			710,848,000.00	80,282,561.14	0.00	50,693.01	0.00	0.00	50,693.01	80,255,930.02

Deal Distribution Total					26,631.12	490,731.61	0.00	0.00	517,362.73

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252AAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252AAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252AAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	36252AAD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36252AAG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	36252AAH9	887.29773780	0.61814958	3.13363980	0.00000000	0.00000000	0.00000000	0.00000000	3.75178938	886.67958823
C	36252AAK2	1,000.00000000	0.00000000	3.73965391	0.00000000	0.00000000	0.00000000	0.00000000	3.73965391	1,000.00000000
D	36252AAL0	1,000.00000000	0.00000000	2.72333341	0.00000000	0.00000000	0.00000000	0.00000000	2.72333341	1,000.00000000
E	36252AAN6	1,000.00000000	0.00000000	0.68490324	3.05475018	18.50156081	0.00000000	0.00000000	0.68490324	1,000.00000000
F	36252AAQ9	1,000.00000000	0.00000000	0.00000000	3.73965395	50.91687949	0.00000000	0.00000000	0.00000000	1,000.00000000
G	36252AAS5	730.73369542	0.00000000	0.00000000	2.73269116	107.45594969	0.00000000	0.00000000	0.00000000	730.73369542
R	36252AAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252AAE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	36252AAF3	887.29773780	0.00000000	0.18454645	0.00000000	0.00000000	0.00000000	0.00000000	0.18454645	886.67958823
X-D	36252AAM8	1,000.00000000	0.00000000	1.01632062	0.00000000	0.00000000	0.00000000	0.00000000	1.01632062	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	07/01/26 - 07/30/26	30	0.00	7,950.63	0.00	7,950.63	0.00	0.00	0.00	7,950.63	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	07/01/26 - 07/30/26	30	0.00	135,003.47	0.00	135,003.47	0.00	0.00	0.00	135,003.47	0.00
C	07/01/26 - 07/30/26	30	0.00	176,451.83	0.00	176,451.83	0.00	0.00	0.00	176,451.83	0.00
D	07/01/26 - 07/30/26	30	0.00	114,532.51	0.00	114,532.51	0.00	0.00	0.00	114,532.51	0.00
X-D	07/01/26 - 07/30/26	30	0.00	42,742.38	0.00	42,742.38	0.00	0.00	0.00	42,742.38	0.00
E	07/01/26 - 07/30/26	30	315,710.67	76,719.00	0.00	76,719.00	62,668.20	0.00	0.00	14,050.79	379,559.52
F	07/01/26 - 07/30/26	30	385,740.95	30,691.34	0.00	30,691.34	30,691.34	0.00	0.00	0.00	417,874.83
G	07/01/26 - 07/30/26	30	3,531,667.97	92,501.41	0.00	92,501.41	92,501.41	0.00	0.00	0.00	3,637,376.59
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,233,119.59	676,592.57	0.00	676,592.57	185,860.95	0.00	0.00	490,731.61	4,434,810.94

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252AAG1	N/A	51,288,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252AAH9	4.238000%	43,082,000.00	38,226,561.14	26,631.12	135,003.47	0.00	0.00	161,634.59	38,199,930.02
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252AAK2	4.487585%	47,184,000.00	47,184,000.00	0.00	176,451.83	0.00	0.00	176,451.83	47,184,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			141,554,000.03	85,410,561.14	26,631.12	311,455.30	0.00	0.00	338,086.42	85,383,930.02

Exchangeable Certificate Details
PEZ	36252AAJ5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36252AAJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	517,362.73
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	678,576.85	Master Servicing Fee	846.03
Interest Reductions due to Nonrecoverability Determination	(180,391.88)	Certificate Administrator Fee	455.25
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	77.90
ARD Interest	0.00	Operating Advisor Fee	194.74
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	498,184.97	Total Fees	1,783.92

Principal		Expenses/Reimbursements
Scheduled Principal	26,631.12	Reimbursement for Interest on Advances	46.20
Unscheduled Principal Collections		ASER Amount	(10,943.86)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,567.10
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	26,631.12	Total Expenses/Reimbursements	5,669.44

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	490,731.61
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	26,631.12
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	517,362.73
Total Funds Collected	524,816.09	Total Funds Distributed	524,816.09

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	180,923,847.04	180,923,847.04	Beginning Certificate Balance	180,923,847.04
(-) Scheduled Principal Collections	26,631.12	26,631.12	(-) Principal Distributions	26,631.12
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	180,897,215.92	180,897,215.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	182,065,235.66	182,065,235.66	Ending Certificate Balance	180,897,215.92
Ending Actual Collateral Balance	182,011,904.28	182,011,904.28

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	9,114,646.95	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	9,114,646.95	0.00	Net WAC Rate	4.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	1	2,476,435.22	1.37%	(9)	4.4000	(1.250000)	1.30 or less	4	59,642,403.17	32.97%	(11)	4.5861	0.478201
5,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31-1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	1	13,024,819.65	7.20%	(10)	4.9165	1.180000	1.41-1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	15,958,512.59	8.82%	(11)	4.4990	0.400000	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	28,182,635.71	15.58%	(11)	4.4990	0.350000	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	1	51,254,812.75	28.33%	(9)	4.2715	1.730000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	1	51,254,812.75	28.33%	(9)	4.2715	1.730000	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 or greater	1	70,000,000.00	38.70%	(9)	4.2205	2.020000	2.01-2.20	1	70,000,000.00	38.70%	(9)	4.2205	2.020000
Totals	6	180,897,215.92	100.00%	(10)	4.3555	1.429496	2.21 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	6	180,897,215.92	100.00%	(10)	4.3555	1.429496
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	2,476,435.22	1.37%	(9)	4.4000	(1.250000)
							Office	2	44,141,148.30	24.40%	(11)	4.4990	0.368077
Indiana	1	51,254,812.75	28.33%	(9)	4.2715	1.730000
							Retail	4	136,756,067.62	75.60%	(9)	4.3092	1.772094
New York	1	13,024,819.65	7.20%	(10)	4.9165	1.180000
							Totals	6	180,897,215.92	100.00%	(10)	4.3555	1.429496
Ohio	2	44,141,148.30	24.40%	(11)	4.4990	0.368077

Texas	1	70,000,000.00	38.70%	(9)	4.2205	2.020000

Totals	6	180,897,215.92	100.00%	(10)	4.3555	1.429496

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	70,000,000.00	38.70%	(9)	4.2205	2.020000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	4	97,872,396.27	54.10%	(10)	4.3774	1.040361	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	1	13,024,819.65	7.20%	(10)	4.9165	1.180000	49 months or greater	6	180,897,215.92	100.00%	(10)	4.3555	1.429496
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	6	180,897,215.92	100.00%	(10)	4.3555	1.429496
	Totals	6	180,897,215.92	100.00%	(10)	4.3555	1.429496
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	120 months or less	6	180,897,215.92	100.00%	(10)	4.3555	1.429496	Interest Only	1	70,000,000.00	38.70%	(9)	4.2205	2.020000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	5	110,897,215.92	61.30%	(10)	4.4407	1.056761
	Totals	6	180,897,215.92	100.00%	(10)	4.3555	1.429496	299 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	180,897,215.92	100.00%	(10)	4.3555	1.429496
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	5	167,872,396.27	92.80%	(10)	4.3119	1.448854			No outstanding loans in this group
	13 to 24 months	1	13,024,819.65	7.20%	(10)	4.9165	1.180000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	180,897,215.92	100.00%	(10)	4.3555	1.429496
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30520837	RT	Lubbock	TX	Actual/360	4.221%	254,402.36	0.00	0.00	N/A	11/06/25	11/06/29	70,000,000.00	70,000,000.00	08/06/26
5	30520835	RT	Fort Wayne	IN	Actual/360	4.271%	188,527.30	0.00	0.00	N/A	11/06/25	11/06/30	51,254,812.75	51,254,812.75	08/06/26
7	30520803	OF	Mason	OH	Actual/360	4.499%	0.00	0.00	0.00	N/A	09/05/25	--	28,182,635.71	28,182,635.71	08/06/24
14	30520804	OF	Blue Ash	OH	Actual/360	4.499%	0.00	0.00	0.00	N/A	09/05/25	--	15,958,512.59	15,958,512.59	08/06/25
16	30310213	RT	Latham	NY	Actual/360	4.917%	55,255.31	26,631.12	0.00	N/A	10/06/25	--	13,051,450.77	13,024,819.65	01/06/26
38	30310222	RT	Homosassa	FL	Actual/360	4.400%	0.00	0.00	0.00	N/A	11/06/25	--	2,476,435.22	2,476,435.22	12/06/23
Totals							498,184.97	26,631.12	0.00				180,923,847.04	180,897,215.92
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	17,232,416.00	4,568,781.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,892,285.71	2,848,148.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	860,029.00	684,440.00	04/01/25	03/31/26	01/06/26	15,120,627.64	218,531.64	0.00	0.00	0.00	0.00
14	1,732,411.00	0.00	--	--	04/06/26	3,254,243.58	95,040.68	(151.44)	941,323.60	0.00	0.00
16	660,567.00	300,817.00	01/01/26	03/31/26	05/06/26	1,837,475.26	66,787.06	92,481.66	514,621.81	0.00	0.00
38	(81,744.00)	(56,377.00)	01/01/26	03/31/26	05/06/26	1,515,080.23	17,790.39	(66.15)	39,102.98	0.00	0.00
Totals	30,295,964.71	8,345,809.78				21,727,426.71	398,149.77	92,264.08	1,495,048.39	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	0	0.00	2	79,437,448.46	2	15,501,254.87	0	0.00	0	0.00	0	0.00	4.355478%	4.342744%	(10)
07/10/26	0	0.00	0	0.00	0	0.00	2	79,437,448.46	2	15,527,885.99	0	0.00	0	0.00	0	0.00	4.355560%	4.342824%	(9)
06/12/26	0	0.00	0	0.00	0	0.00	2	79,437,448.46	2	15,556,183.60	0	0.00	0	0.00	0	0.00	4.355675%	4.342936%	(8)
05/12/26	0	0.00	0	0.00	0	0.00	2	79,437,448.46	2	15,582,583.15	0	0.00	0	0.00	0	0.00	4.355783%	4.343041%	(7)
04/10/26	0	0.00	0	0.00	0	0.00	2	79,437,448.46	2	15,610,657.58	0	0.00	0	0.00	0	0.00	4.355896%	4.343152%	(6)
03/12/26	0	0.00	0	0.00	0	0.00	2	79,437,448.46	2	15,636,827.48	1	70,000,000.00	0	0.00	0	0.00	4.356003%	4.343256%	(5)
02/12/26	0	0.00	0	0.00	0	0.00	2	79,437,448.46	2	15,668,269.07	0	0.00	0	0.00	0	0.00	4.356130%	4.343381%	(4)
01/12/26	0	0.00	0	0.00	0	0.00	2	79,437,448.46	2	15,694,196.09	0	0.00	0	0.00	0	0.00	4.356235%	4.343483%	(3)
12/12/25	0	0.00	0	0.00	0	0.00	2	79,437,448.46	2	15,720,013.81	0	0.00	0	0.00	0	0.00	4.356339%	4.343586%	(2)
11/13/25	0	0.00	0	0.00	1	2,476,435.22	2	79,437,448.46	2	15,747,527.47	0	0.00	0	0.00	0	0.00	4.356451%	4.343695%	(1)
10/10/25	0	0.00	0	0.00	2	15,773,120.35	2	79,216,200.01	2	15,773,120.35	1	51,033,564.30	0	0.00	2	19,299,198.91	4.368537%	4.354049%	1
09/12/25	0	0.00	0	0.00	2	15,800,417.32	2	79,330,056.13	2	15,800,417.32	0	0.00	0	0.00	6	194,599,465.50	4.437663%	4.419814%	1
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30520803	08/06/24	23	5	0.00	0.00	8,675.50	28,668,543.83	09/25/23	98		11/16/23
14	30520804	08/06/25	11	5	(151.44)	941,323.60	38,910.09	16,321,140.32	09/08/25	98
16	30310213	01/06/26	6	5	92,481.66	514,621.81	25,507.40	13,217,760.87	06/24/20	7			03/07/25
38	30310222	12/06/23	31	5	(66.15)	39,102.98	86,355.42	2,549,646.51	12/12/23	7	03/20/24		03/11/25
Totals					92,264.08	1,495,048.39	159,448.41	60,757,091.53
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		59,642,403	0	15,958,513		43,683,891
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		70,000,000	70,000,000	0		0
49 - 60 Months		51,254,813	0	0		51,254,813
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	180,897,216	121,254,813	0	0	44,141,148	15,501,255
Jul-26	180,923,847	121,254,813	0	0	44,141,148	15,527,886
Jun-26	180,986,468	121,254,813	0	0	44,175,472	15,556,184
May-26	181,045,067	121,254,813	0	0	44,207,671	15,582,583
Apr-26	181,107,217	121,254,813	0	0	44,241,746	15,610,658
Mar-26	181,165,331	121,254,813	0	0	44,273,690	15,636,827
Feb-26	181,234,617	51,254,813	0	0	114,311,535	15,668,269
Jan-26	181,292,218	51,254,813	0	0	114,343,210	15,694,196
Dec-25	181,349,589	51,254,813	0	0	114,374,762	15,720,014
Nov-25	181,410,553	121,254,813	0	0	44,408,213	15,747,527
Oct-25	218,450,078	158,237,443	0	0	44,439,514	15,773,120
Sep-25	279,442,906	219,169,765	0	0	44,472,723	15,800,417
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30520803	28,182,635.71	28,668,543.83	17,100,000.00	02/11/25	684,440.00	0.35000	03/31/26	09/05/25	231
14	30520804	15,958,512.59	16,321,140.32	13,200,000.00	12/09/25	450,767.00	0.40000	12/31/25	09/05/25	231
16	30310213	13,024,819.65	13,217,760.87	13,100,000.00	03/10/26	1,163,345.00	1.18000	12/31/24	10/06/25	231
38	30310222	2,476,435.22	2,549,646.51	2,000,000.00	03/23/26	(56,377.00)	(1.25000)	03/31/26	11/06/25	231
Totals		59,642,403.17	60,757,091.53	45,400,000.00		2,242,175.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30520803	OF	OH	09/25/23	98

8/6/2026 - The Loan originally transferred into SS to Greystone on 09/25/23 for Imminent Monetary Default due to non-payment of Property taxes and operating shortfalls by the Borrower. The Loan subsequently transferred to LNR on 12/26/24.

The colla teral is a 334,930-square foot two-building, six-story, suburban office development located in Deerfield Township, Warren County, Ohio. The improvements were constructed in 1999 through 2001 and are situated on a 15.87-acre site.

As of YE 2025, the Proper ty is 41% occupied and reported an NOI/DSCR of $860K/0.41x. A foreclosure complaint was filed on 11/16/23 and Consent Judgment was filed on 1/24/24. The Property is controlled by a court-appointed receiver.The

Lender will continue to dual track foreclosu re while evaluating a potential cooperative third party marketing and sale of the Property.

14	30520804	OF	OH	09/08/25	98

8/6/2026 - The collateral consists of 217,887 SF class A suburban office building situated in Blue Ash, OH. The Property was built in 1985. Loan transferred for Maturity Default after Borrower was unable to pay Loan off at the Maturity Date. No

Bor rower proposal has been received, and NOD has been issued. Lender has engaged counsel for the Trust to commence enforcement. Receiver has been appointed to the property as of 4/28/2026. Receiver has started to engage with tenants and will try to lease t he asset while potentially exploring a sale of the asset through receivership.

16	30310213	RT	NY	06/24/20	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

38	30310222	RT	FL	12/12/23	7

8/6/2026 - REO Title Date: March 11, 2025. Description of Collateral: Subject is a vacant CVS property totaling 14,138 SF located on a 1.51-acre site at 3959 South Suncoast Boulevard in Homosassa, FL, 60 miles north of Tampa Bay. The property occ upies the hard corner directly north of a single-tenant Walgreens (15.8K SF,$18.13/SF NNN, 2/2035 LXP) and east of a Publix-anchored center across US-19. Built to suit for CVS in 2003, it sits on a 1.51-acre parcel w/ 54 surface stalls (3.81/1,000 SF) and a drive-through. Crossed with or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: Per most recent inspection property is in average condition. Leasing Summary: Marketing space for lease, little traction to date from any nationals. Marke ting Summary: The Asset will be marketed for sale in Q3''2026 via auction, date tbd.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	30520837	0.00	4.22050%	0.00	4.22050%	8	02/06/26	11/06/25	02/25/26
3	30520840	64,355,061.37	4.35800%	64,024,213.03	4.35800%	8	07/16/20	05/06/20	07/20/20
3	30520840	0.00	4.35800%	0.00	4.35800%	8	07/20/20	05/06/20	07/16/20
5	30520835	0.00	4.27150%	0.00	4.27150%	1	08/28/25	08/28/25	09/19/25
6	30310209	233,317,513.90	4.95350%	233,317,513.90	4.95350%	8	06/18/21	04/06/20	06/18/21
Totals		297,672,575.27		297,341,726.93
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	6,067.10	0.00	0.00	0.00	0.00	109,183.45	0.00	0.00	0.00	0.00
14	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	61,825.49	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	(10,943.86)	0.00	0.00	46.20	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	9,382.94	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,567.10	0.00	0.00	(10,943.86)	0.00	180,391.88	46.20	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		186,061.32

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Supplemental Notes
None

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